TAXATION - Factors affecting future tax charges (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of expected tax charge
Current tax payable, uncertain tax positions		$ 150	$ 152
Other interest on provision for uncertain tax positions		10	14
Tax receivables relating to payments		37	106
Deferred tax assets		$ 177	$ 201
UK corporation tax rate (as a percent)	25.00%	19.00%	19.00%	19.00%
Profit before taxation		$ 235	$ 586	$ 246
Expected taxation at UK statutory rate		45	111	47
Differences in overseas taxation rates		(19)	(17)	(37)
R&D credits		(10)	(12)	(9)
Tax losses and other deferred tax assets not recognised			7	15
Impact of US tax reform				(142)
Expenses not deductible for tax purposes		31	22	29
Change in tax rates		5	14	12
Withholding tax on unremitted earnings		1	(4)	7
Adjustments in respect of prior years		(27)	(29)	(197)
Total taxation charge/(credit) as per the income statement		12	62	(202)
Non taxable accounting gains on UK owned investments		7	17
Net impact to deferred tax assets and liabilities			6
Unused tax losses
Reconciliation of expected tax charge
Deferred tax assets		0
Recognition of previously unrecognised tax losses		$ (4)	(2)	(45)
UK
Reconciliation of expected tax charge
Adjustments in respect of prior years			$ (29)	$ (197)